Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 1,031,605	₩ 1,015,928	₩ 1,033,977
Statutory income tax expense	273,329	269,018	273,982
Tax effect
Income not taxable for taxation purposes	(24,657)	(1,265)	(85,322)
Non-deductible expenses	31,741	19,543	18,126
Tax credit	(47,056)	(39,190)	(20,319)
Additional payment of income taxes	429	3,832	11,439
Tax effect and adjustment on consolidation
Goodwill impairment		159	137
Eliminated dividend income form subsidiaries	20,682	21,917	31,966
Changes of out-side tax effect	38,552	13,539	618
Tax effect of investment in kind			82,820
Intangible Asset impairment and amortization	3,790	14,052
Reversal expenses of contract cost assets	(6,643)	11,213
Others	(4,818)	7,242	1,118
Income tax expense	₩ 285,349	₩ 320,060	₩ 314,565